Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		₨ 789,133.7
Ending balance	$ 9,317.4	765,611.9	₨ 789,133.7
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,859,420.3	1,812,559.1
Additions		137,397.5	217,141.1
Transferred to Gross Block		(60,255.3)	(130,754.0)
Assets held for sale		(6,343.5)	(1,107.1)
Additions on account of Ford plant acquisition		9,409.3
Currency translation		37,385.9	(22,229.2)
Write down of assets		(1.0)	(722.8)
Disposals/Adjustments		(32,041.2)	(15,467.0)
Ending balance		1,944,972.0	1,859,420.3
Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,070,286.5)	(989,518.3)
Assets held for sale		575.6	608.8
Depreciation for the year		(115,837.1)	(108,455.8)
Reversal of impairment loss		587.7	352.8
Currency translation		(23,058.7)	13,189.8
Write down of assets			(273.3)
Disposals/Adjustments		28,659.0	13,809.5
Ending balance		(1,179,360.1)	(1,070,286.5)
Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		789,133.7
Ending balance	$ 9,317.4	765,611.9	789,133.7
Land and buildings [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		315,947.4	315,064.9
Additions		6,826.8	6,150.5
Assets held for sale		(6,157.0)	(915.5)
Additions on account of Ford plant acquisition		6,277.1
Currency translation		7,560.9	(3,918.8)
Disposals/Adjustments		(1,508.0)	(433.7)
Ending balance		328,947.2	315,947.4
Land and buildings [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(80,641.9)	(69,641.1)
Assets held for sale		575.6	608.8
Depreciation for the year		(12,808.2)	(12,862.1)
Currency translation		(2,421.2)	1,077.5
Disposals/Adjustments		365.6	175.0
Ending balance		(94,930.1)	(80,641.9)
Land and buildings [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		235,305.5
Ending balance		234,017.1	235,305.5
Plant and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,451,199.1	1,356,630.4
Additions		51,123.1	124,013.6
Currency translation		27,574.1	(17,141.6)
Disposals/Adjustments		(28,649.5)	(12,303.3)
Ending balance		1,501,246.8	1,451,199.1
Plant and equipment [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(952,946.5)	(885,252.8)
Depreciation for the year		(99,218.5)	(91,543.2)
Reversal of impairment loss		587.7	264.0
Currency translation		(19,836.6)	11,583.1
Disposals/Adjustments		27,056.3	12,002.4
Ending balance		(1,044,357.6)	(952,946.5)
Plant and equipment [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		498,252.6
Ending balance		456,889.2	498,252.6
Vehicles [member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		5,510.3	6,697.1
Additions		550.1	549.8
Currency translation		41.4	(43.8)
Disposals/Adjustments		(1,122.8)	(1,692.9)
Ending balance		4,979.0	5,510.3
Vehicles [member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(3,401.1)	(3,489.9)
Depreciation for the year		(527.8)	(870.3)
Reversal of impairment loss			0.6
Currency translation		(219.9)	32.6
Disposals/Adjustments		926.7	925.9
Ending balance		(3,222.1)	(3,401.1)
Vehicles [member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,109.2
Ending balance		1,756.9	2,109.2
Computers [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		28,882.2	27,432.1
Additions		3,322.7	2,273.3
Currency translation		558.4	(619.7)
Disposals/Adjustments		(196.4)	(203.4)
Ending balance		32,566.9	28,882.2
Computers [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(19,180.1)	(17,538.9)
Depreciation for the year		(2,356.9)	(2,166.9)
Reversal of impairment loss			24.6
Currency translation		(336.4)	345.5
Disposals/Adjustments		167.9	155.6
Ending balance		(21,705.5)	(19,180.1)
Computers [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		9,702.1
Ending balance		10,861.4	9,702.1
Furniture and fixtures [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		17,937.4	18,110.0
Additions		717.3	1,215.3
Currency translation		372.4	(643.0)
Disposals/Adjustments		(184.8)	(745.0)
Ending balance		18,842.3	17,937.4
Furniture and fixtures [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(12,172.7)	(11,924.7)
Depreciation for the year		(925.7)	(1,013.3)
Reversal of impairment loss			63.6
Currency translation		(244.6)	151.1
Disposals/Adjustments		142.4	550.7
Ending balance		(13,200.6)	(12,172.7)
Furniture and fixtures [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		5,764.7
Ending balance		5,641.7	5,764.7
Heritage Assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		3,290.0	3,536.9
Additions		0.0	50.8
Assets held for sale		(186.5)	(191.6)
Currency translation		2.4	(17.4)
Disposals/Adjustments		(379.7)	(88.7)
Ending balance		2,726.2	3,290.0
Heritage Assets [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,944.2)	(1,670.9)
Depreciation for the year		0.0
Write down of assets			(273.3)
Ending balance		(1,944.2)	(1,944.2)
Heritage Assets [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,345.8
Ending balance		782.0	1,345.8
Capital work in progress [member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		36,653.9	85,087.8
Additions		74,857.5	82,887.8
Transferred to Gross Block		(60,255.3)	(130,754.0)
Additions on account of Ford plant acquisition		3,132.2
Currency translation		1,276.3	155.1
Write down of assets		(1.0)	(722.8)
Ending balance		55,663.6	36,653.9
Capital work in progress [member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation for the year		0.0
Ending balance		0.0
Capital work in progress [member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		36,653.9
Ending balance		₨ 55,663.6	₨ 36,653.9